Fair Value Measurements: (Details) (Recurring basis, USD $)	3 Months Ended	12 Months Ended
	Sep. 30, 2014	Jun. 30, 2014	Jun. 30, 2013
Fair value measurements
Transfers between levels	$ 0	$ 0	$ 0
Oil and natural gas derivative financial instruments | Level 3
Fair value measurements
Derivative financial instrument - Liabilities	25,096,536	33,117,425
Total	25,096,536	(33,117,425)
Oil and natural gas derivative financial instruments | Total
Fair value measurements
Derivative financial instrument - Liabilities	25,096,536	33,117,425
Total	$ 25,096,536	$ (33,117,425)